April 30, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Variable Insurance Funds (The Trust)
File No. 33-32216

Commissioners:

Enclosed is the 66th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. The purposes of this Amendment are to: 1) address comments of the Commission’s Staff regarding the 485(a) filing made on January 31, 2013, 2) update the Trust’s Registration Statement to include financial information for the fiscal year ended December 31, 2012, and 3) make a number of non-material editorial changes. By way of further background:

  Post-Effective Amendment No. 64 was filed under Rule 485(a) on January 31, 2013, to change the target benchmark for Vanguard Variable Insurance Fund Mid-Cap Index Portfolio, a series of the Registrant. We requested that Post-Effective Amendment No. 64 become effective on April 19, 2013.
  Post-Effective Amendment No. 65 was filed under Rule 485(b) on April 18, 2013 for the sole purpose of extending to April 30, 2013, the then-pending effective date of Post-Effective Amendment No. 64.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of April 30, 2013, so this Amendment and the preceding Post-Effective Amendments No. 64 and 65 will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:	Rebecca Marquigny, Esq.
U.S. Securities and Exchange Commission